WARRANT LIABILITY (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Change in Warrant Liability
	September 30, 2021	December 31, 2020
Balance at beginning of the period	$2,295	$1,579
Fair value adjustment	(1,560)	650
Effect of movement in exchange rates	26	66
Balance at end of the period	$761	$2,295

Schedule of Warrants Outstanding and Exercisable
	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2020	7,639,968	$0.79
Exercised	(4,195,072)	$0.80
Exercised	(464,122)	C$0.85
Warrants outstanding and exercisable, December 31, 2020	2,980,774	$0.80
Exercised	(1,030,362)	$0.80
Warrants outstanding and exercisable, September 30, 2021	1,950,412	$0.80
		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	September 30, 2021	December 31, 2020
September 25, 2023	$0.80	1,950,412	2,980,774
		1,950,412	2,980,774

Schedule of Fair Value of Warrant Liability
	September 30, 2021	December 31, 2020
Weighted average assumptions:
Risk-free interest rate	0.52%	0.20%
Expected dividend yield	0%	0%
Expected warrant life (years)	1.99	2.73
Expected stock price volatility	86.88%	73.93%
Weighted average fair value	$0.39	$0.77